Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Service Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

Service-Based Options
Option exercise price per share	$1.08 - $2.75
Grant date fair market value per share	$1.08 - $2.75
Expected term of option in years	6.25
Expected volatility	40.3% to 219.2%
Expected dividend rate	0.00%
Risk free interest rate	0.42% to 2.83%

During the three months ended June 30, 2021, we granted service-based options to one employee, pursuant to the 2018 Plan, exercisable into a total of 1,815 shares of our Common Stock. In determining the fair value of the service-based options granted during the three months June 30, 2021, we utilized the Black-Scholes pricing model utilizing the following assumptions:

Service-Based Options
Option exercise price per share	$1.45 - $2.75
Grant date fair market value per share	$1.45 - $2.75
Expected term of option in years	6.25
Expected volatility	218.1% to 219.2%
Expected dividend rate	0.00%
Risk free interest rate	0.81% to 0.89%

In determining the fair value of the service-based options granted during the fiscal year ended March 31, 2021, we utilized the Black-Scholes pricing model utilizing the following assumptions:

Service-Based Options
Option exercise price per share	$1.08-$1.32
Grant date fair market value per share	$1.08 - $1.96
Expected term of option in years	6.25
Expected volatility	85.0% to 214.5%
Expected dividend rate	0.00%
Risk free interest rate	0.42% to 0.84%

Schedule of Stock Option Activity

Activity under the 2018 Plan for all service-based stock options for the three months ended June 30, 2021 are as follows:

	Options Outstanding	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Granted	1,815	$2.06	10.0	-
Exercised	-	-
Cancelled or forfeited	-	-
Options outstanding as of June 30, 2021	4,899,585	$1.08	8.15	$1,812,101
Options exercisable as of June 30, 2021	1,269,575	$1.08	8.15	$469,669
Options vested or expected to vest as of June 30, 2021	1,269,575	$1.08	8.15	$469,699

Activity under the 2018 Plan for all service-based stock options for the fiscal year ended March 31, 2021 and 2020 are as follows:

	Options Outstanding	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Options outstanding as of April 1, 2019	500,000	$1.08	9.33	$120,000
Granted	-	-
Exercised	-	-
Cancelled or forfeited	-	-
Options outstanding as of March 31, 2020	500,000	$1.08	8.33	$120,000
Granted	4,397,770	$1.08
Exercised	-	-
Cancelled or forfeited	-	-
Options outstanding as of March 31, 2021	4,897,770	$1.08	9.63	$1,175,417
Options exercisable as of March 31, 2021	992,641	$1.08	9.63	$258,811
Options vested or expected to vest as of March 31, 2021	992,641	$1.08	9.63	$258,811

Performance Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

In determining the fair value of the performance-based options granted Mr. Hall on September 14, 2020 and earned effective February 1, 2021, we utilized the Black-Scholes pricing model utilizing the following assumptions:

Performance -Based Options
Option exercise price per share	$1.08
Grant date fair market value per share	$1.08
Expected term of option in years	6.25
Expected volatility	85.0%
Expected dividend rate	0.00%
Risk free interest rate	0.54%

In determining the fair value of the performance-based options granted Mr. Hall on September 14, 2020 and earned effective February 1, 2021, we utilized the Black-Scholes pricing model utilizing the following assumptions:

Performance -Based Options
Option exercise price per share	$1.08
Grant date fair market value per share	$1.08
Expected term of option in years	6.25
Expected volatility	85.0%
Expected dividend rate	0.00%
Risk free interest rate	0.54%

Schedule of Stock Option Activity

Activity under the 2018 Plan for all performance-based stock options for the three months ended June 30, 2021 is as follows:

	Options Outstanding	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Granted	-
Exercised	-
Cancelled or forfeited	-
Options outstanding as of June 30, 2021	600,000	$1.08	9.21	$222,026
Options exercisable as of June 30, 2021	118,752	$1.08	9.21	$43,964
Options vested or expected to vest as of June 30, 2021	118,752	$1.08	9.21	$43,964

Activity under the 2018 Plan for all performance-based stock options for the fiscal year ended March 31, 2021 is as follows:

	Options Outstanding	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Options outstanding as of April 1, 2020	-	$-	-	$-
Granted	600,000	1.08
Exercised	-	-
Cancelled or forfeited	-	-
Options outstanding as of March 31, 2021	600,000	$1.08	9.83	$144,000
Options exercisable as of March 31, 2021	85,938	$1.08	9.83	$20,625
Options vested or expected to vest as of March 31, 2021	85,938	$1.08	9.83	$20,625